SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF COMPREHENSIVE PROFIT OR LOST (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of supplementary information to the statements of profit and lost and other comprehensive loss [Abstract]
Schedule of Geographical Information
The Revenues reported in the financial statements are based on the location of the customers, as follows:

	Year ended December 31,
	2018	2019	2020

USA ( see also Note 17a, 17b)	-	28,504	18,030
EU and other international markets	3,401	3,285	3,733

	3,401	31,789	21,763

Schedule of Cost of Revenues Products
Cost of Revenues from sale of products

	Year ended December 31,
	2018	2019	2020

Salary and benefits (including share-based compensation)	2,212	1,916	2,139
Subcontractors	72	89	153
Depreciation and amortization	474	512	554
Cost of materials	468	456	704
Other manufacturing expenses	783	657	840
Decrease in inventory of finished products	299	344	155
Allotment of manufacturing costs to R&D	(2,220)	(1,621)	(1,394)

	2,088	2,353	3,151

Schedule of Cost of Revenues Services
Cost of Revenues from development services
	Year ended December 31,
	2018	2019	2020

Salary and benefits	-	1,404	2,320
Subcontractors	-	7,412	8,747

	-	8,816	11,067

Schedule of Cost of Revenues License
Cost of Revenues from license agreements
	Year ended December 31,
	2018	2019	2020

Royalties payments	-	680	-

	-	680	-

Schedule of Research Expenses
Research and development expenses, net of participations:

	Year ended December 31,
	2018	2019	2020

Salary and benefits (including share-based compensation)	3,703	2,965	2,094
Subcontractors	11,423	4,694	3,173
Depreciation and amortization	51	342	346
Cost of materials	309	311	517
Allotment of manufacturing costs	2,220	1,621	1,394
Other research and development expenses	209	137	174

Research and development, gross	17,915	10,070	7,698

Participations:
BARDA funds	(13,238)	(3,785)	-
Revaluation of liabilities in respect of IIA grants	(605)	(1,316)	-

	4,072	4,969	7,698

Schedule of Selling Expenses
Selling and marketing expenses:

	Year ended December 31,
	2018	2019	2020

Salary and benefits (including share based compensation) (1)	2,343	2,028	1,700
Marketing and medical support	1,055	1,298	740
Depreciation and amortization	9	49	82
Shipping and delivery	192	200	282
Registration and marketing license fees	589	489	424

	4,188	4,064	3,228

(1)	The salary costs for the year ended December 31,2020 Includes one time payment of $243 derived from restructuring astrategy at the EU subsidery.

Schedule of General Expenses
General and administrative expenses:

	Year ended December 31,
	2018	2019	2020

Salary and benefits (including share‑based compensation)	2,035	2,621	2,784
Professional fees	1,361	1,628	2,267
Depreciation and amortization	43	247	108
Other	360	746	300

	3,799	5,242	5,459

Schedule of Financial Expense
Financial income and expense:

	Year ended December 31,
	2018	2019	2020
Financial income:
Interest income	412	434	297
Revaluation of liabilities in respect of the purchase of shares	-	-	433
Exchange differences, net	-	122	113

	412	556	843
Financial expense:
Interest in respect of IIA grants	892	925	832
Revaluation of liabilities in respect of IFRS16	-	140	144
Revaluation of liabilities in respect of the purchase of shares	758	1,690	-
Exchange differences, net	219	-	-
Finance expenses in respect of deferred Revenues	164	161	247
Other	84	67	56

	2,117	2,983	1,279